UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	July 31
Date of Reporting Period:	October 31, 2005

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund                                                                                        as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.7%
$500	Glendale, IDA, (Midwestern University), 5.75%, 5/15/21	$536,400
		$536,400
Electric Utilities — 4.1%
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,027,500
2,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	2,002,280
		$3,029,780
Escrowed / Prerefunded — 14.2%
1,250	Maricopa County, IDA, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,383,700
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	4,790,250
6,500	Phoenix, IDA, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,421,625
		$10,595,575
General Obligations — 3.2%
1,125	Puerto Rico, 0.00%, 7/1/18	630,416
1,600	Tucson, 5.375%, 7/1/21	1,787,312
		$2,417,728
Health Care-Miscellaneous — 0.6%
500	Yavapai County, IDA, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	469,590
		$469,590
Hospital — 6.8%
650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	680,082
1,000	Glendale, IDA, (John C. Lincoln Health Network), 5.00%, 12/1/35	986,170
1,350	Maricopa County, IDA, (Catholic Healthcare), 5.50%, 7/1/26	1,410,912
1,000	Scottsdale, IDA, (Scottsdale Healthcare), 5.70%, 12/1/21	1,067,910
1,000	Winslow, IDA, (Winslow Memorial Hospital), 5.50%, 6/1/22	947,870
		$5,092,944
Housing — 0.9%
835	Maricopa County, IDA, (National Health Facilities II), 6.375%, 1/1/19 (1)	647,108
		$647,108

1

Industrial Development Revenue — 2.1%
$1,000	Casa Grande, (Frito Lay, Inc.), 6.60%, 12/1/10	$1,017,050
650	Phoenix Airport Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	516,139
		$1,533,189
Insured-Education — 2.5%
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,856,286
		$1,856,286
Insured-Electric Utilities — 7.8%
1,500	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	1,500,270
1,790	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,663,751
755	Pima County, IDA, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	772,637
670	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.766%, 7/1/29 (2)(3)	804,248
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	516,190
400	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.675%, 7/1/16 (2)(3)	547,776
		$5,804,872
Insured-Escrowed / Prerefunded — 10.3%
1,000	Maricopa County, IDA, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	1,226,480
1,000	Mesa IDA, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,088,500
1,000	Pima County, IDA, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,079,330
1,400	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.782%, 7/1/28 (2)(3)	1,596,518
1,000	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 7.03%, 6/1/26 (2)(4)	1,102,110
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	532,565
1,000	Yuma, IDA, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,075,470
		$7,700,973
Insured-General Obligations — 2.1%
1,000	Goodyear Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	1,005,020
500	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (2)(3)	594,930
		$1,599,950

2

Insured-Hospital — 8.1%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,320,260
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,001,920
2,000	Maricopa County, IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (5)	2,084,000
1,500	Scottsdale, IDA, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,597,815
		$6,003,995
Insured-Lease Revenue / Certificates of Participation — 4.0%
1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	1,031,270
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	566,373
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	494,779
290	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.389%, 6/1/24 (2)(3)	370,055
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	519,465
		$2,981,942
Insured-Special Tax Revenue — 4.3%
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,036,850
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	774,780
250	Phoenix Civic Improvement Corp., (Civic Plaza Expansion Project), (FGIC), 4.25%, 7/1/30	230,740
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	689,796
500	San Luis, Civic Improvements Corp., (XLCA), 4.50%, 7/1/30	482,275
		$3,214,441
Insured-Transportation — 8.8%
3,000	Phoenix Civic Improvements Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	3,098,490
500	Pima County, (MBIA), 3.50%, 7/1/19	451,015
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,117,480
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,877,548
		$6,544,533

3

Insured-Water and Sewer — 4.2%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,027,900
1,000	Phoenix Civic Improvements Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,041,380
1,000	Phoenix, Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,035,130
		$3,104,410
Other Revenue — 2.8%
1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	1,701,263
4,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	270,864
3,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	123,025
		$2,095,152
Pooled Loans — 5.4%
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.25%, 6/1/06	2,023,260
2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	2,002,200
		$4,025,460
Senior Living / Life Care — 1.9%
1,800	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/26 (6)	1,440,990
		$1,440,990
Transportation — 1.7%
500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	501,860
750	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/45	750,518
		$1,252,378
Water and Sewer — 1.4%
1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	1,078,000
		$1,078,000
Total Tax-Exempt Investments — 97.9% (identified cost $68,589,140)		$73,025,696
Other Assets, Less Liabilities — 2.1%		$1,564,176
Net Assets — 100.0%		$74,589,872

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

4

FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 53.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 18.5% of total investments.

(1)	Defaulted bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $5,015,637 or 6.7% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security is in default and making only partial interest payments.

At October 31, 2005, the Fund had the following open futures contracts:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/05	130 U.S. Treasury Bond	Short	$(15,209,447)	$(14,555,937)	$653,510

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$68,418,889
Gross unrealized appreciation	$5,497,912
Gross unrealized depreciation	(891,105)
Net unrealized appreciation	$4,606,807

5

Eaton Vance Colorado Municipals Fund                                                                                     as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.4%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,028,940
		$1,028,940
Electric Utilities — 1.7%
500	Colorado Springs, Utilities, 4.75%, 11/15/34	498,815
		$498,815
Escrowed / Prerefunded — 9.8%
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	577,675
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,046,087
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,320,540
		$2,944,302
Hospital — 10.5%
350	Aspen Valley, Hospital District, 6.80%, 10/15/24	373,079
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), 5.25%, 9/1/21	674,895
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	503,025
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	324,822
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	523,215
715	University of Colorado Hospital Authority, 5.60%, 11/15/25	745,459
		$3,144,495
Housing — 7.9%
1,000	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	1,020,820
345	Lake Creek, (Affordable Housing Corp.), Multifamily, 6.25%, 12/1/23	332,511
1,000	Lakewood, Multifamily, (FHA), (AMT), 6.65%, 10/1/25	1,021,080
		$2,374,411
Industrial Development Revenue — 7.0%
500	Colorado HFA, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	525,080
500	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (1)	458,555

1

$750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	$769,793
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	346,920
		$2,100,348
Insured-Education — 2.7%
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	284,278
500	University of Colorado, (FGIC), 5.00%, 6/1/27	514,805
		$799,083
Insured-General Obligations — 4.4%
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,079,380
200	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (2)(3)	237,972
		$1,317,352
Insured-Hospital — 2.5%
750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	766,208
		$766,208
Insured-Lease Revenue / Certificates of Participation — 1.7%
400	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.389%, 6/1/24 (2)(3)	510,420
		$510,420
Insured-Special Tax Revenue — 5.3%
500	Aspen, Sales Tax, (FSA), 5.25%, 11/1/25	537,225
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,067,430
		$1,604,655
Insured-Transportation — 22.8%
3,500	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	2,136,400
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41	1,830,360
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,769,040
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36 (4)	1,104,440
		$6,840,240

2

Insured-Water and Sewer — 6.9%
$500	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$466,345
590	Colorado Water Resources, Power Development Authority, (East Cherry Creek Valley Water and Sanitation District), (MBIA), 4.50%, 11/15/32	563,769
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,042,590
		$2,072,704
Senior Living / Life Care — 2.4%
400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	390,256
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23	342,146
		$732,402
Special Tax Revenue — 4.4%
400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	425,376
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	366,937
500	Cottonwood, Water and Sanitation District, 7.75%, 12/1/20	518,415
		$1,310,728
Transportation — 1.4%
400	Eagle County, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	407,688
		$407,688
Water and Sewer — 2.1%
25	Colorado Water Resources, Power Development Authority, 5.00%, 9/1/21	26,584
540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	612,500
		$639,084
Total Tax-Exempt Investments — 96.9% (identified cost $27,739,207)		$29,091,875
Other Assets, Less Liabilities — 3.1%		$925,408
Net Assets — 100.0%		$30,017,283

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 47.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.7% to 20.3% of total investments.

(1)	Defaulted bond.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $748,392 or 2.5% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	69 U.S. Treasury Bond	Short	$(8,018,019)	$(7,725,844)	$292,175

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,717,718
Gross unrealized appreciation	$1,679,537
Gross unrealized depreciation	(305,380)
Net unrealized appreciation	$1,374,157

4

Eaton Vance Connecticut Municipals Fund                                                                                as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.4%
$2,050	Connecticut HEFA, (Loomis Chaffee School), 5.25%, 7/1/31	$2,267,525
2,500	Connecticut HEFA, (University of Hartford), 5.25%, 7/1/32	2,596,825
2,000	Connecticut HEFA, (Yale University), 5.00%, 7/1/42	2,056,920
1,350	University of Connecticut, 5.00%, 5/15/23	1,403,500
		$8,324,770
Electric Utilities — 4.1%
3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	3,344,888
800	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.173%, 9/1/28 (1)(2)	905,744
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,036,870
		$5,287,502
Escrowed / Prerefunded — 4.4%
3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	3,311,391
1,500	Connecticut HEFA, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,631,190
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	206,618
545	University of Connecticut, Prerefunded to 4/1/12, 5.375%, 4/1/18	596,214
		$5,745,413
General Obligations — 6.5%
1,750	Connecticut, 0.00%, 11/1/09	1,522,447
1,270	Danbury, 4.50%, 2/1/14	1,331,658
1,065	Puerto Rico, 0.00%, 7/1/15	700,578
1,000	Puerto Rico, 5.00%, 7/1/25	1,020,380
400	Redding, 5.50%, 10/15/18	452,184
650	Redding, 5.625%, 10/15/19	745,192
1,400	Suffield, 5.00%, 6/15/21	1,521,422
535	Wilton, 5.25%, 7/15/18	596,830
535	Wilton, 5.25%, 7/15/19	597,499
		$8,488,190
Housing — 0.8%
1,000	Connecticut HFA, 4.70%, 5/15/28	997,220
		$997,220

1

Industrial Development Revenue — 7.3%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,066,778
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,500,000
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	485,688
1,350	Sprague, Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,394,266
		$9,446,732
Insured-Education — 10.4%
1,250	Connecticut HEFA, (Choate Rosemary College), (MBIA), 5.00%, 7/1/27	1,287,088
1,550	Connecticut HEFA, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,598,174
1,000	Connecticut HEFA, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,027,510
1,970	Connecticut HEFA, (Trinity College), (MBIA), 5.00%, 7/1/22	2,066,589
5,305	Connecticut HEFA, (Trinity College), (MBIA), 5.50%, 7/1/21	6,067,435
1,440	Connecticut HEFA, (Westminster School), (MBIA), 5.00%, 7/1/29	1,498,003
		$13,544,799
Insured-Electric Utilities — 1.8%
1,000	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.675%, 7/1/16 (1)(3)	1,369,440
830	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.763%, 7/1/29 (1)(3)	996,307
		$2,365,747
Insured-Escrowed / Prerefunded — 6.5%
2,500	Connecticut HEFA, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	2,642,425
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,072,600
2,000	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	2,152,420
375	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.606%, 7/1/28 (1)(2)	410,093
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	554,367
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,586,175
		$8,418,080
Insured-General Obligations — 9.6%
3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	3,963,151
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,502,354
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,110,710
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,047,880
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,113,580

2

$2,250	New Haven, (FGIC), 5.00%, 11/1/18	$2,376,720
350	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (1)(3)	416,451
		$12,530,846
Insured-Hospital — 4.5%
2,000	Connecticut HEFA, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	2,096,600
1,350	Connecticut HEFA, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,351,458
2,335	Connecticut HEFA, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	2,431,132
		$5,879,190
Insured-Lease Revenue / Certificates of Participation — 3.6%
3,250	Puerto Rico Public Building Authority, (AMBAC), 5.50%, 7/1/21	3,701,035
800	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.389%, 6/1/24 (1)(3)	1,020,840
		$4,721,875
Insured-Other Revenue — 1.3%
550	Connecticut HEFA, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	563,904
1,150	Connecticut HEFA, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,181,982
		$1,745,886
Insured-Pooled Loans — 1.4%
500	Connecticut Higher Education Supplemental Loan Authority, (Family Education Loan Program), (MBIA), (AMT), 4.375%, 11/15/21	481,285
1,300	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	1,341,665
		$1,822,950
Insured-Special Tax Revenue — 3.4%
2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	2,099,160
1,250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,426,713
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	919,728
		$4,445,601
Insured-Transportation — 10.4%
5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	5,620,010
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	539,570
3,000	Puerto Rico Highway and Tranportation Authority, (AMBAC), 5.25%, 7/1/38	3,352,440

3

$1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$1,109,290
1,630	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.228%, 7/1/28 (1)(3)	1,836,651
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,011,820
		$13,469,781
Insured-Water and Sewer — 3.9%
1,340	South Central Connecticut Regional Water Authority, (FGIC), 5.125%, 8/1/29	1,415,965
1,530	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/25	1,586,579
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,081,080
		$5,083,624
Lease Revenue / Certificates of Participation — 1.6%
1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	2,138,941
		$2,138,941
Other Revenue — 0.6%
8,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	535,572
7,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	246,050
		$781,622
Solid Waste — 2.2%
2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	2,790,563
		$2,790,563
Special Tax Revenue — 4.5%
3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (4)	3,573,461
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,328,300
		$5,901,761
Transportation — 1.2%
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,003,720
500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	547,845
		$1,551,565

4

Water and Sewer — 2.0%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,406,700
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,133,363
		$2,540,063
Total Tax-Exempt Investments — 98.4% (identified cost $121,479,021)		$128,022,721
Other Assets, Less Liabilities — 1.6%		$2,092,058
Net Assets — 100.0%		$130,114,779

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 57.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.1% to 22.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $6,955,526 or 5.3% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	28 U.S. Treasury Note	Short	$(3,092,569)	$(3,036,688)	$55,881
12/05	189 U.S. Treasury Bond	Short	$(21,956,978)	$(21,162,094)	$794,884
					$850,765

5

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$121,319,948
Gross unrealized appreciation	$7,048,574
Gross unrealized depreciation	(345,801)
Net unrealized appreciation	$6,702,773

6

Eaton Vance Michigan Municipals Fund                                                                                     as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal Amount (000’s omitted)	Security	Value
Education — 3.3%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,281,800
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	756,562
		$2,038,362
Electric Utilities — 1.7%
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,036,870
		$1,036,870
General Obligations — 3.1%
500	Kent County Building Authority, 5.50%, 6/1/26 (1)	575,055
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,296,600
		$1,871,655
Health Care-Miscellaneous — 1.1%
615	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	648,733
		$648,733
Hospital — 14.9%
500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	530,070
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	281,061
500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital) , 5.875%, 11/15/34	505,470
610	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	625,628
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,032,540
550	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/37	535,265
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,251,525
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital), 5.75%, 4/1/32	1,581,750
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	780,713
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34 (1)	1,018,060
		$9,142,082

1

Insured-Education — 4.2%
$1,000	Ferris State University, (AMBAC), 5.00%, 10/1/23 (2)	$1,028,360
1,500	Western Michigan University, (FGIC), 5.125%, 11/15/22	1,544,085
		$2,572,445
Insured-Electric Utilities — 4.0%
2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	2,094,440
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	346,137
		$2,440,577
Insured-Escrowed / Prerefunded — 20.9%
2,000	Detroit School District, (FGIC), Prerefunded to 5/1/13, 5.25%, 5/1/28	2,180,640
3,000	Lake Orion, Community School District, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23 (3)	3,134,910
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,097,310
345	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 9.728%, 7/1/26 (4)(5)	377,302
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,350,389
2,500	Wyoming Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	2,612,425
1,000	Zeeland Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,061,410
		$12,814,386
Insured-General Obligations — 28.3%
1,000	Ann Arbor, School District, (MBIA), 4.75%, 5/1/29	1,004,510
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	569,001
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,212,070
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,034,010
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,034,640
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,036,350
1,900	Holland School District, (AMBAC), 0.00%, 5/1/17	1,131,659
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,041,840
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,033,210
2,410	Okemos Public Schools, (MBIA), 0.00%, 5/1/16	1,512,396
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,009,545
1,000	Plymouth-Canton, Community School District, (FGIC), 5.00%, 5/1/29	1,033,210
350	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (4)(5)	416,451

2

$1,400	Redford Union School District No.1, (AMBAC), 5.00%, 5/1/22	$1,503,782
750	Standish-Sterling Community Schools, (FGIC), 4.50%, 5/1/28 (1)	727,785
		$17,300,459
Insured-Housing — 0.6%
385	Michigan HDA, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	388,642
		$388,642
Insured-Lease Revenue / Certificates of Participation — 1.7%
1,000	Michigan Building Authority, (Facilities Program), (MBIA), 5.00%, 10/15/29	1,031,420
		$1,031,420
Insured-Transportation — 7.7%
1,000	Puerto Rico Highway and Tranportation Authority, (AMBAC), 5.25%, 7/1/38	1,117,480
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.99%, 12/1/28 (4)(6)	2,034,640
1,500	Wayne County, Airport Authority, (MBIA), (AMT), 5.25%, 12/1/26	1,567,425
		$4,719,545
Insured-Water and Sewer — 0.9%
500	Detroit, Sewer Disposal, (MBIA), 5.00%, 7/1/30	517,210
		$517,210
Special Tax Revenue — 4.4%
3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	1,778,699
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	928,620
		$2,707,319
Transportation — 2.9%
750	Kent County Airport Facility, Variable Rate, 11.00%, 1/1/25 (4)(6)	792,570
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,005,930
		$1,798,500
Total Tax-Exempt Investments — 99.7% (identified cost $56,071,511)		$61,028,205
Other Assets, Less Liabilities — 0.3%		$191,908
Net Assets — 100.0%		$61,220,113

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

3

FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 68.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 8.8% to 25.6% of total investments.

(1)	When-issued security.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(3)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $3,620,963 or 5.9% of the Fund’s net assets.

(5)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(6)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	15 U.S. Treasury Note	Short	$(1,656,733)	$(1,626,797)	$29,936
12/05	86 U.S. Treasury Bond	Short	$(9,985,853)	$(9,629,313)	$356,540
					$386,476

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$55,954,459
Gross unrealized appreciation	$5,152,263
Gross unrealized depreciation	(78,517)
Net unrealized appreciation	$5,073,746

4

Eaton Vance Minnesota Municipals Fund                                                                                   as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 11.6%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,032,290
750	Minnesota Higher Education Facilites Authority, (St. John University), 4.50%, 10/1/26	722,392
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,299,987
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	591,796
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,426,768
		$5,073,233
Electric Utilities — 8.5%
750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	763,087
500	Minnesota Municipal Power Agency, 5.00%, 10/1/35	503,870
400	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	429,484
1,980	Rochester Electric, 5.25%, 12/1/30	2,043,558
		$3,739,999
Escrowed / Prerefunded — 5.0%
1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	2,201,641
		$2,201,641
General Obligations — 5.9%
750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	775,875
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	836,533
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	952,318
		$2,564,726
Hospital — 11.3%
1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	1,003,560
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	745,878
1,500	Rochester Health Care Facilities, (Mayo Clinic), Variable Rate, 7.99%, 11/15/27 (1)(2)	1,651,035
500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	508,195
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,024,760
		$4,933,428

1

Housing — 6.3%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$533,450
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	512,325
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,697,586
		$2,743,361
Industrial Development Revenue — 6.0%
1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	1,010,720
1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	1,627,374
		$2,638,094
Insured-Education — 3.6%
1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	1,035,150
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	525,860
		$1,561,010
Insured-Electric Utilities — 12.9%
500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.024%, 7/1/29 (1)(3)	600,185
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (4)	468,208
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	3,968,900
565	Western Minnesota Municipal Power Agency, (AMBAC), 5.50%, 1/1/16	610,607
		$5,647,900
Insured-General Obligations — 1.6%
2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	691,123
		$691,123
Insured-Hospital — 3.4%
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,029,500
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	466,898
		$1,496,398
Insured-Lease Revenue / Certificates of Participation — 3.0%
1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	1,332,370
		$1,332,370

2

Insured-Other Revenue — 2.0%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$853,800
		$853,800
Insured-Special Tax Revenue — 2.4%
1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	1,055,270
		$1,055,270
Insured-Transportation — 4.8%
525	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	542,714
1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), 5.25%, 1/1/32	1,560,150
		$2,102,864
Miscellaneous — 4.7%
2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	2,076,780
		$2,076,780
Senior Living / Life Care — 5.4%
1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	1,003,780
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	637,914
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc.-Highland), 8.75%, 11/1/24 (5)	727,048
		$2,368,742
Total Tax-Exempt Investments — 98.4% (identified cost $40,928,169)		$43,080,739
Other Assets, Less Liabilities — 1.6%		$681,134
Net Assets — 100.0%		$43,761,873

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 34.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 19.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $2,680,704 or 6.1% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	80 U.S. Treasury Bond	Short	$(9,359,660)	$(8,957,500)	$402,160

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$40,852,422
Gross unrealized appreciation	$2,572,250
Gross unrealized depreciation	(343,933)
Net unrealized appreciation	$2,228,317

4

Eaton Vance New Jersey Municipals Fund                                                                                  as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.7%
$1,700	New Jersey EDA, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$1,700,085
		$1,700,085
Education — 0.4%
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,022,400
		$1,022,400
Electric Utilities — 4.8%
9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	5,503,860
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,213,340
2,000	Puerto Rico Electric Power Authority, Variable Rate, 7.70%, 7/1/29 (1)(2)	2,147,420
2,500	Salem County, Pollution Control Financing, (Public Services Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,642,050
		$11,506,670
General Obligations — 1.1%
3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	2,549,310
		$2,549,310
Health Care-Miscellaneous — 0.5%
1,205	New Jersey EDA, (Hudson County Occupational Center), 6.50%, 7/1/18	1,242,897
		$1,242,897
Hospital — 12.5%
2,250	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,345,085
3,750	Camden County, Improvement Authority, (Cooper Health System), 6.00%, 2/15/27	3,861,525
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,122,960
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,074,070
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,688,551
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,595,526
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,869,803
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,130,440

1

$1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	$1,960,614
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,981,566
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	572,192
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,073,000
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,781,850
		$30,057,182
Housing — 3.2%
7,640	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	7,691,035
		$7,691,035
Industrial Development Revenue — 3.9%
1,875	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,520,925
1,875	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	1,944,844
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (3)	1,440,900
5,640	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (3)	4,456,728
		$9,363,397
Insured-Education — 0.5%
1,325	New Jersey Educational Facilities Authority, (Rowan University), (AMBAC), 4.50%, 7/1/27	1,307,762
		$1,307,762
Insured-Electric Utilities — 1.3%
1,300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.675%, 7/1/16 (1)(4)	1,780,272
1,180	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.763%, 7/1/29 (1)(4)	1,416,437
		$3,196,709
Insured-Escrowed / Prerefunded — 3.6%
2,155	New Jersey EDA, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate, 9.038%, 5/1/18 (1)(4)	2,490,361
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	129,167
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,834,055
3,775	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.606%, 7/1/28 (1)(2)	4,128,264
		$8,581,847

2

Insured-Gas Utilities — 4.1%
$10,000	New Jersey EDA, New Jersey Natural Gas Co., (FGIC), 4.90%, 10/1/40	$9,915,500
		$9,915,500
Insured-General Obligations — 6.4%
2,000	Branchburg Township Board of Education, (FSA), 5.00%, 2/1/26	2,062,660
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,426,892
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,759,609
2,132	Elmwood Park Board of Education, (FSA), 4.50%, 8/1/29	2,105,798
1,245	Freehold Township Board of Education, (FSA), 4.50%, 7/15/28	1,234,953
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,109,180
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,458,111
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,322,060
2,000	Irvington Township, (FSA), 0.00%, 7/15/24	822,060
		$15,301,323
Insured-Hospital — 5.5%
4,250	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	2,341,240
3,000	New Jersey EDA, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,482,930
10,970	New Jersey EDA, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	3,993,299
2,890	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Health Center), (MBIA), Variable Rate, 7.409%, 7/1/28 (1)(4)	2,941,558
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,582,100
		$13,341,127
Insured-Lease Revenue / Certificates of Participation — 1.0%
2,500	Gloucester County Improvement Authority, (MBIA), 4.75%, 9/1/30 (5)	2,504,725
		$2,504,725
Insured-Special Tax Revenue — 5.5%
10,620	Garden State Preservation Trust, (FSA), 0.00%, 11/1/24	4,304,498
10,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/27	3,432,500
3,000	New Jersey EDA, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26 (6)	3,337,080
2,000	New Jersey Sports & Exposition Authority, (MBIA), 5.50%, 3/1/22	2,268,060
		$13,342,138
Insured-Transportation — 15.3%
1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	1,775,718
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,410,713

3

$5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	$5,922,565
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	380,000
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 10.442%, 1/1/16 (2)	6,690,600
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,560,570
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,572,425
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,101,449
3,500	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,842,860
2,825	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	3,120,043
4,000	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	4,403,360
1,100	South Jersey Transportation Authority, (FGIC), 5.00%, 11/1/33	1,139,105
		$36,919,408
Insured-Water and Sewer — 3.3%
2,500	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	2,682,175
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	5,371,581
		$8,053,756
Lease Revenue / Certificates of Participation — 4.6%
720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	927,403
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,028,232
1,440	Bergen County Improvement Authority, (Community Action Program), 4.50%, 12/1/28	1,420,603
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,180,586
1,650	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,436,969
5,500	New Jersey EDA, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,081,880
		$11,075,673
Other Revenue — 3.9%
16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	984,960
13,600	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	452,200
2,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.378%, 10/1/34 (1)(4)	2,515,860
3,175	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	3,621,881
1,500	Tobacco Settlement Financing Corp., Variable Rate, 10.261%, 6/1/39 (1)(2)(7)	1,922,250
		$9,497,151

4

Pooled Loans — 0.5%
$1,500	New Jersey Higher Educational Student Loan Bonds, (AMT), 0.00%, 7/1/10	$1,106,715
		$1,106,715
Senior Living / Life Care — 2.8%
2,650	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/18	2,674,778
2,115	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	2,119,103
3,390	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (8)	1,855,415
		$6,649,296
Special Tax Revenue — 1.6%
3,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 8.17%, 6/15/34 (1)(2)	3,826,200
		$3,826,200
Transportation — 11.5%
5,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	5,570,600
19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (9)	22,213,280
		$27,783,880
Water and Sewer — 2.4%
5,565	New Jersey EDA, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	5,661,553
		$5,661,553
Total Tax-Exempt Investments — 100.9% (identified cost $226,157,972)		$243,197,739
Other Assets, Less Liabilities — (0.9)%		$(2,262,392)
Net Assets — 100.0%		$240,935,347

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 45.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 18.0% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $23,168,622 or 9.6% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(3)	Defaulted bond.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(7)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(8)	Security is in default and making only partial interest payments.
(9)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	525 U.S. Treasury Bond	Short	$(61,422,769)	$(58,783,594)	$2,639,175

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$225,767,730
Gross unrealized appreciation	$20,967,923
Gross unrealized depreciation	(3,537,914)
Net unrealized appreciation	$17,430,009

6

Eaton Vance Pennsylvania Municipals Fund                                                                              as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 3.6%
$1,435	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,537,473
5,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,049,400
1,000	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,006,690
		$7,593,563
Education — 0.5%
1,100	Lehigh County, General Purpose Authority, (Cedar Crest College), 6.70%, 4/1/26	1,131,482
		$1,131,482
Electric Utilities — 2.1%
2,000	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	2,142,160
2,250	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	2,366,752
		$4,508,912
General Obligations — 0.5%
1,000	Radnor Township, 5.125%, 7/15/34	1,042,340
		$1,042,340
Health Care-Miscellaneous — 3.1%
2,000	Allegheny County IDA, (Residual Resources, Inc.), 6.50%, 9/1/21	2,108,140
700	Allegheny County, (Residential Resources, Inc.), 6.60%, 9/1/31	734,251
3,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	3,660,020
		$6,502,411
Hospital — 12.6%
3,060	Hazelton Health Service Authority, (Hazelton General Hospital), 5.50%, 7/1/27	2,769,147
1,150	Horizon Hospital Systems Authority, (Horizon Hospital Systems, Inc.), 6.35%, 5/15/26	1,183,384
2,500	Lancaster County, Hospital Authority, 5.50%, 3/15/26	2,600,975
2,150	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,292,308
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,092,600
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,111,740

$1,110	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	$1,152,047
4,100	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	4,449,566
2,900	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	3,009,852
1,885	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,996,856
		$26,658,475
Industrial Development Revenue — 1.7%
500	Erie IDA, (International Paper), (AMT), 5.85%, 12/1/20	516,055
1,500	New Morgan IDA, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,490,100
1,500	Pennsylvania EDA, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,506,585
		$3,512,740
Insured-Education — 2.2%
1,000	Chester County, IDA Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	1,022,550
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (1)	1,417,135
2,220	Pennsylvania HEFA, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	2,197,933
		$4,637,618
Insured-Electric Utilities — 8.4%
8,000	Beaver IDA, (Ohio Edison Co.), (AMBAC), 7.05%, 10/1/20	8,184,480
2,000	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.70%, 9/1/29	1,989,940
5,500	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	5,534,540
1,665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.766%, 7/1/29 (2)(3)	1,998,616
		$17,707,576
Insured-Escrowed / Prerefunded — 11.3%
2,540	Allegheny County Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	2,773,807
2,500	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,349,425
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,344,079
2,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,275,697
3,625	Erie School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,670,726

$2,320	McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	$896,750
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,368,549
2,750	Pennsylvania Turnpike Commission, (AMBAC), Prerefunded to 7/15/11, 5.00%, 7/15/41	2,966,755
1,000	Philadelphia School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,099,850
865	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 9.728%, 7/1/26 (2)(3)	945,990
4,845	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,577,443
5,400	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,728,350
5,780	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	2,916,126
		$23,913,547
Insured-General Obligations — 19.9%
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/20	1,083,112
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/21	1,025,564
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/22	970,142
2,170	Elizabeth Forward School District, (MBIA), 0.00%, 9/1/23	916,825
4,350	Erie School District, (AMBAC), 0.00%, 9/1/30	1,254,583
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/28	360,878
1,075	Greater Nanticoke Area School District, (MBIA), 0.00%, 10/15/29	343,076
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,411,881
5,175	Hazelton School District, (FGIC), 0.00%, 3/1/21	2,504,338
1,000	Hopewell School District, (FSA), 0.00%, 9/1/22	445,900
2,000	Hopewell School District, (FSA), 0.00%, 9/1/26	710,480
1,315	Lake Lehman School District, (MBIA), 0.00%, 4/1/26	476,911
1,430	Mars Area School District, (MBIA), 0.00%, 3/1/14	1,007,821
1,100	McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	414,568
2,340	McKeesport Area School District, (AMBAC), 0.00%, 10/1/27	789,399
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,692,680
7,000	Philadelphia School District, (FGIC), 5.125%, 6/1/34	7,257,880
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,585,407
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,549,120
3,300	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (2)(3)	3,926,538
500	Puerto Rico, (MBIA), Variable Rate, 10.675%, 7/1/20 (2)(3)	703,875
655	Rochester Area School District, (AMBAC), 0.00%, 5/1/10	555,925
4,000	Spring Ford School District, (FGIC), 4.75%, 3/1/25	4,021,160
		$42,008,063

Insured-Hospital — 4.4%
$3,750	Allegheny County Hospital Authority, (Magee-Womens Hospital), (FGIC), 0.00%, 10/1/15	$2,406,150
4,000	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,092,960
1,250	Sharon Health System Authority, (Sharon Regional Health System), (MBIA), 5.00%, 12/1/28	1,270,125
1,310	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,447,249
		$9,216,484
Insured-Lease Revenue / Certificates of Participation — 0.3%
500	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.389%, 6/1/24 (2)(3)	638,025
		$638,025
Insured-Special Tax Revenue — 0.3%
635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	637,959
		$637,959
Insured-Transportation — 8.9%
1,600	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	1,640,464
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,559,400
2,400	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27	2,681,400
6,030	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29	6,717,541
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,101,449
		$18,700,254
Insured-Utilities — 4.3%
5,500	Philadelphia Gas Works Revenue, (FSA), 5.00%, 7/1/28	5,653,340
2,700	Philadelphia Gas Works Revenue, (FSA), Variable Rate, 10.12%, 7/1/17 (2)(3)	3,503,520
		$9,156,860
Insured-Water and Sewer — 4.3%
460	Allegheny County Sanitation Authority, (MBIA), 5.50%, 12/1/30	498,557
1,000	Harrisburg Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,026,560
1,750	Lower Moreland Township Authority, Sewer Revenue, (FSA), 5.00%, 8/1/29	1,795,378
2,500	Philadelphia Water and Wastewater, (FGIC), Variable Rate, 9.095%, 11/1/31 (2)(3)	2,684,575
3,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,147,840
		$9,152,910

Nursing Home — 4.0%
$2,000	Allegheny County HDA, (Villa St. Joseph), 6.00%, 8/15/28	$1,965,660
620	Chartiers Valley IDA, (Beverly Enterprises, Inc.), 5.375%, 6/1/07	619,988
1,510	Green County IDA, (Beverly Enterprises, Inc.), 5.75%, 3/1/13	1,512,205
3,060	Montgomery IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	3,071,842
1,280	Westmoreland County IDA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,280,627
		$8,450,322
Senior Living / Life Care — 6.6%
1,210	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	1,275,715
2,500	Cliff House Trust, (AMT), 6.625%, 6/1/27	1,252,100
1,700	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,755,794
4,050	Delaware County, (White Horse Village), 7.50%, 7/1/18	4,174,052
1,835	Grove City, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	1,920,951
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,918,236
500	Montgomery County Higher Education and Health Authority, (Faulkeways at Gwynedd), 6.75%, 11/15/24	528,500
1,100	Philadelphia HEFA, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,109,526
		$13,934,874
Transportation — 1.3%
1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,022,290
1,000	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,001,210
750	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	804,795
		$2,828,295
Total Tax-Exempt Investments — 100.3% (identified cost $200,499,596)		$211,932,710
Other Assets, Less Liabilities — (0.3)%		$(575,453)
Net Assets — 100.0%		$211,357,257

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 64.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 24.1% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $14,401,139 or 6.8% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/05	600 U.S. Treasury Bond	Short	$(70,183,388)	$(67,181,250)	$3,002,138

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$200,168,753
Gross unrealized appreciation	$13,545,615
Gross unrealized depreciation	(1,781,658)
Net unrealized appreciation	$11,763,957

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	December 20, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	December 20, 2005